Shareholder Report			12 Months Ended
		May 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			ALLSPRING FUNDS TRUST
Entity Central Index Key			0001081400
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000123115
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Institutional Class
Trading Symbol			WABIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$34	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent	[1]		0.33%
AssetsNet			$ 492,163,302
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,332,061
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$492,163,302
# of portfolio holdings	8
Portfolio turnover rate	43%
Total advisory fees paid	$1,332,061

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	44.3
Alternative investments	20.2
Global equities	19.0
Global investment-grade credit	9.6
Global high-yield credit	6.9

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	44.8
Allspring Alternative Risk Premia Fund Class R6	14.4
Allspring Income Plus ETF	13.2
Allspring Disciplined Large Cap Portfolio	8.0
Allspring Disciplined International Developed Markets Portfolio	5.8
Allspring Emerging Markets Equity Advantage Fund Class R6	5.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.4
Allspring Short-Term High Income Fund Institutional Class	4.3

Material Fund Change [Text Block]
C000150671
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class R6
Trading Symbol			WARRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$29	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[2]		0.28%
AssetsNet			$ 492,163,302
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,332,061
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$492,163,302
# of portfolio holdings	8
Portfolio turnover rate	43%
Total advisory fees paid	$1,332,061

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	44.3
Alternative investments	20.2
Global equities	19.0
Global investment-grade credit	9.6
Global high-yield credit	6.9

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	44.8
Allspring Alternative Risk Premia Fund Class R6	14.4
Allspring Income Plus ETF	13.2
Allspring Disciplined Large Cap Portfolio	8.0
Allspring Disciplined International Developed Markets Portfolio	5.8
Allspring Emerging Markets Equity Advantage Fund Class R6	5.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.4
Allspring Short-Term High Income Fund Institutional Class	4.3

Material Fund Change [Text Block]
C000110555
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class C
Trading Symbol			WARCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 149
Expense Ratio, Percent	[3]		1.45%
AssetsNet			$ 492,163,302
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,332,061
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$492,163,302
# of portfolio holdings	8
Portfolio turnover rate	43%
Total advisory fees paid	$1,332,061

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	44.3
Alternative investments	20.2
Global equities	19.0
Global investment-grade credit	9.6
Global high-yield credit	6.9

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	44.8
Allspring Alternative Risk Premia Fund Class R6	14.4
Allspring Income Plus ETF	13.2
Allspring Disciplined Large Cap Portfolio	8.0
Allspring Disciplined International Developed Markets Portfolio	5.8
Allspring Emerging Markets Equity Advantage Fund Class R6	5.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.4
Allspring Short-Term High Income Fund Institutional Class	4.3

Material Fund Change [Text Block]
C000110554
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class A
Trading Symbol			WARAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$72	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 72
Expense Ratio, Percent	[4]		0.70%
AssetsNet			$ 492,163,302
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,332,061
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$492,163,302
# of portfolio holdings	8
Portfolio turnover rate	43%
Total advisory fees paid	$1,332,061

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	44.3
Alternative investments	20.2
Global equities	19.0
Global investment-grade credit	9.6
Global high-yield credit	6.9

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	44.8
Allspring Alternative Risk Premia Fund Class R6	14.4
Allspring Income Plus ETF	13.2
Allspring Disciplined Large Cap Portfolio	8.0
Allspring Disciplined International Developed Markets Portfolio	5.8
Allspring Emerging Markets Equity Advantage Fund Class R6	5.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.4
Allspring Short-Term High Income Fund Institutional Class	4.3

Material Fund Change [Text Block]
C000110556
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Administrator Class
Trading Symbol			WARDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$59	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 59
Expense Ratio, Percent	[5]		0.57%
Material Change Date		May 01, 2024
AssetsNet			$ 492,163,302
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,332,061
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$492,163,302
# of portfolio holdings	8
Portfolio turnover rate	43%
Total advisory fees paid	$1,332,061

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	44.3
Alternative investments	20.2
Global equities	19.0
Global investment-grade credit	9.6
Global high-yield credit	6.9

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	44.8
Allspring Alternative Risk Premia Fund Class R6	14.4
Allspring Income Plus ETF	13.2
Allspring Disciplined Large Cap Portfolio	8.0
Allspring Disciplined International Developed Markets Portfolio	5.8
Allspring Emerging Markets Equity Advantage Fund Class R6	5.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.4
Allspring Short-Term High Income Fund Institutional Class	4.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000123113
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Institutional Class
Trading Symbol			EAAIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 63
Expense Ratio, Percent	[6]		0.60%
AssetsNet			$ 1,417,527,512
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 2,695,153
InvestmentCompanyPortfolioTurnover			111.00%
C000089554
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Class C
Trading Symbol			EACFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 174
Expense Ratio, Percent	[7]		1.67%
AssetsNet			$ 1,417,527,512
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 2,695,153
InvestmentCompanyPortfolioTurnover			111.00%
C000089552
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Class A
Trading Symbol			EAAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 96
Expense Ratio, Percent	[8]		0.92%
AssetsNet			$ 1,417,527,512
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 2,695,153
InvestmentCompanyPortfolioTurnover			111.00%
C000089555
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Administrator Class
Trading Symbol			EAIFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 79
Expense Ratio, Percent	[9]		0.75%
AssetsNet			$ 1,417,527,512
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 2,695,153
InvestmentCompanyPortfolioTurnover			111.00%
C000205242
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Institutional Class
Trading Symbol			WEAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.41%
AssetsNet			$ 467,875,534
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,190,746
InvestmentCompanyPortfolioTurnover			29.00%
C000176114
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Class C
Trading Symbol			WEACX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 157
Expense Ratio, Percent			1.49%
AssetsNet			$ 467,875,534
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,190,746
InvestmentCompanyPortfolioTurnover			29.00%
C000176113
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Class A
Trading Symbol			WEAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.73%
AssetsNet			$ 467,875,534
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,190,746
InvestmentCompanyPortfolioTurnover			29.00%
C000230176
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Administrator Class
Trading Symbol			WEADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.66%
AssetsNet			$ 467,875,534
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 1,190,746
InvestmentCompanyPortfolioTurnover			29.00%
C000205241
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Institutional Class
Trading Symbol			WMBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.41%
AssetsNet			$ 197,377,634
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 439,429
InvestmentCompanyPortfolioTurnover			103.00%
C000176112
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Class C
Trading Symbol			WMBFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 155
Expense Ratio, Percent			1.49%
AssetsNet			$ 197,377,634
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 439,429
InvestmentCompanyPortfolioTurnover			103.00%
C000176111
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Class A
Trading Symbol			WMBGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.73%
AssetsNet			$ 197,377,634
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 439,429
InvestmentCompanyPortfolioTurnover			103.00%
C000205239
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Institutional Class
Trading Symbol			WGAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.41%
AssetsNet			$ 188,329,207
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 420,559
InvestmentCompanyPortfolioTurnover			52.00%
C000176108
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Class C
Trading Symbol			WGCFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 156
Expense Ratio, Percent			1.49%
AssetsNet			$ 188,329,207
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 420,559
InvestmentCompanyPortfolioTurnover			52.00%
C000176107
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Class A
Trading Symbol			WGAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.73%
AssetsNet			$ 188,329,207
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 420,559
InvestmentCompanyPortfolioTurnover			52.00%
C000205245
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Institutional Class
Trading Symbol			WCYFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.41%
AssetsNet			$ 91,039,925
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 122,449
InvestmentCompanyPortfolioTurnover			165.00%
C000176115
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Class C
Trading Symbol			WCCFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 154
Expense Ratio, Percent			1.49%
AssetsNet			$ 91,039,925
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 122,449
InvestmentCompanyPortfolioTurnover			165.00%
C000176116
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Class A
Trading Symbol			WCAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.73%
AssetsNet			$ 91,039,925
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 122,449
InvestmentCompanyPortfolioTurnover			165.00%
C000205240
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Institutional Class
Trading Symbol			WGBIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.38%
AssetsNet			$ 410,270,155
Holdings Count | Holding			41
Advisory Fees Paid, Amount			$ 915,391
InvestmentCompanyPortfolioTurnover			69.00%
C000176110
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Class C
Trading Symbol			WGBFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 152
Expense Ratio, Percent			1.46%
AssetsNet			$ 410,270,155
Holdings Count | Holding			41
Advisory Fees Paid, Amount			$ 915,391
InvestmentCompanyPortfolioTurnover			69.00%
C000176109
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Class A
Trading Symbol			WGBAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 73
Expense Ratio, Percent			0.70%
AssetsNet			$ 410,270,155
Holdings Count | Holding			41
Advisory Fees Paid, Amount			$ 915,391
InvestmentCompanyPortfolioTurnover			69.00%
C000176627
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Institutional Class
Trading Symbol			IPBNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[10]		0.45%
AssetsNet			$ 105,947,889
Holdings Count | Holding			415
Advisory Fees Paid, Amount	[11]		$ 66,071
InvestmentCompanyPortfolioTurnover			61.00%
C000020337
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Institutional Class
Trading Symbol			MBFIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 40
Expense Ratio, Percent	[12]		0.38%
AssetsNet			$ 5,098,646,453
Holdings Count | Holding			1,057
Advisory Fees Paid, Amount	[13]		$ 14,212,753
InvestmentCompanyPortfolioTurnover			373.00%
C000064972
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Institutional Class
Trading Symbol			WSCGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 91
Expense Ratio, Percent	[14]		0.94%
AssetsNet			$ 474,543,846
Holdings Count | Holding			123
Advisory Fees Paid, Amount	[15]		$ 4,175,995
InvestmentCompanyPortfolioTurnover			56.00%
C000092788
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Institutional Class
Trading Symbol			SCVNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 84
Expense Ratio, Percent	[16]		0.85%
AssetsNet			$ 545,133,023
Holdings Count | Holding			152
Advisory Fees Paid, Amount	[17]		$ 4,105,120
InvestmentCompanyPortfolioTurnover			114.00%
C000064995
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Institutional Class
Trading Symbol			WEMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 92
Expense Ratio, Percent	[18]		0.90%
AssetsNet			$ 239,703,504
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 1,065,834
InvestmentCompanyPortfolioTurnover			86.00%
C000019962
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Institutional Class
Trading Symbol			CBLSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[19]		0.59%
Material Change Date		May 01, 2024
AssetsNet			$ 146,651,636
Holdings Count | Holding			46
Advisory Fees Paid, Amount	[20]		$ 722,906
InvestmentCompanyPortfolioTurnover			36.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio. Effective on or about August 8, 2025, the Fund will begin investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000176626
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Class R6
Trading Symbol			IPBJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 42
Expense Ratio, Percent	[21]		0.40%
AssetsNet			$ 105,947,889
Holdings Count | Holding			415
Advisory Fees Paid, Amount	[22]		$ 66,071
InvestmentCompanyPortfolioTurnover			61.00%
C000120078
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class R6
Trading Symbol			WTRIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 34
Expense Ratio, Percent	[23]		0.33%
AssetsNet			$ 5,098,646,453
Holdings Count | Holding			1,057
Advisory Fees Paid, Amount	[24]		$ 14,212,753
InvestmentCompanyPortfolioTurnover			373.00%
C000150667
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Class R6
Trading Symbol			WSCRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 83
Expense Ratio, Percent	[25]		0.86%
AssetsNet			$ 474,543,846
Holdings Count | Holding			123
Advisory Fees Paid, Amount	[26]		$ 4,175,995
InvestmentCompanyPortfolioTurnover			56.00%
C000176624
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Class R6
Trading Symbol			SCVJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 74
Expense Ratio, Percent	[27]		0.75%
AssetsNet			$ 545,133,023
Holdings Count | Holding			152
Advisory Fees Paid, Amount	[28]		$ 4,105,120
InvestmentCompanyPortfolioTurnover			114.00%
C000205249
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Class R6
Trading Symbol			WEGRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 82
Expense Ratio, Percent	[29]		0.80%
AssetsNet			$ 239,703,504
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 1,065,834
InvestmentCompanyPortfolioTurnover			86.00%
C000176621
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Class R6
Trading Symbol			CBEJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 50
Expense Ratio, Percent	[30]		0.47%
Material Change Date		May 01, 2024
AssetsNet			$ 146,651,636
Holdings Count | Holding			46
Advisory Fees Paid, Amount	[31]		$ 722,906
InvestmentCompanyPortfolioTurnover			36.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio. Effective on or about August 8, 2025, the Fund will begin investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020323
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Class C
Trading Symbol			IPBCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 160
Expense Ratio, Percent	[32]		1.52%
AssetsNet			$ 105,947,889
Holdings Count | Holding			415
Advisory Fees Paid, Amount	[33]		$ 66,071
InvestmentCompanyPortfolioTurnover			61.00%
C000020335
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class C
Trading Symbol			MBFCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 150
Expense Ratio, Percent	[34]		1.45%
AssetsNet			$ 5,098,646,453
Holdings Count | Holding			1,057
Advisory Fees Paid, Amount	[35]		$ 14,212,753
InvestmentCompanyPortfolioTurnover			373.00%
C000020214
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Class C
Trading Symbol			WSMCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 196
Expense Ratio, Percent	[36]		2.03%
AssetsNet			$ 474,543,846
Holdings Count | Holding			123
Advisory Fees Paid, Amount	[37]		$ 4,175,995
InvestmentCompanyPortfolioTurnover			56.00%
C000020238
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Class C
Trading Symbol			SCVFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 186
Expense Ratio, Percent	[38]		1.90%
AssetsNet			$ 545,133,023
Holdings Count | Holding			152
Advisory Fees Paid, Amount	[39]		$ 4,105,120
InvestmentCompanyPortfolioTurnover			114.00%
C000064994
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Class C
Trading Symbol			WEMCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 201
Expense Ratio, Percent	[40]		1.97%
AssetsNet			$ 239,703,504
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 1,065,834
InvestmentCompanyPortfolioTurnover			86.00%
C000019959
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Class C
Trading Symbol			CBECX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 174
Expense Ratio, Percent	[41]		1.66%
Material Change Date		May 01, 2024
AssetsNet			$ 146,651,636
Holdings Count | Holding			46
Advisory Fees Paid, Amount	[42]		$ 722,906
InvestmentCompanyPortfolioTurnover			36.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio. Effective on or about August 8, 2025, the Fund will begin investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020321
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Class A
Trading Symbol			IPBAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 80
Expense Ratio, Percent	[43]		0.76%
AssetsNet			$ 105,947,889
Holdings Count | Holding			415
Advisory Fees Paid, Amount	[44]		$ 66,071
InvestmentCompanyPortfolioTurnover			61.00%
C000020333
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class A
Trading Symbol			MBFAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 71
Expense Ratio, Percent	[45]		0.68%
AssetsNet			$ 5,098,646,453
Holdings Count | Holding			1,057
Advisory Fees Paid, Amount	[46]		$ 14,212,753
InvestmentCompanyPortfolioTurnover			373.00%
C000020212
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Class A
Trading Symbol			WFSAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 124
Expense Ratio, Percent	[47]		1.28%
AssetsNet			$ 474,543,846
Holdings Count | Holding			123
Advisory Fees Paid, Amount	[48]		$ 4,175,995
InvestmentCompanyPortfolioTurnover			56.00%
C000020236
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Class A
Trading Symbol			SCVAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 109
Expense Ratio, Percent	[49]		1.11%
AssetsNet			$ 545,133,023
Holdings Count | Holding			152
Advisory Fees Paid, Amount	[50]		$ 4,105,120
InvestmentCompanyPortfolioTurnover			114.00%
C000064993
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Class A
Trading Symbol			WEMAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 122
Expense Ratio, Percent	[51]		1.19%
AssetsNet			$ 239,703,504
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 1,065,834
InvestmentCompanyPortfolioTurnover			86.00%
C000019957
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Class A
Trading Symbol			CBEAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 93
Expense Ratio, Percent	[52]		0.88%
Material Change Date		May 01, 2024
AssetsNet			$ 146,651,636
Holdings Count | Holding			46
Advisory Fees Paid, Amount	[53]		$ 722,906
InvestmentCompanyPortfolioTurnover			36.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio. Effective on or about August 8, 2025, the Fund will begin investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020324
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Administrator Class
Trading Symbol			IPBIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[54]		0.60%
Material Change Date		May 01, 2024
AssetsNet			$ 105,947,889
Holdings Count | Holding			415
Advisory Fees Paid, Amount	[55]		$ 66,071
InvestmentCompanyPortfolioTurnover			61.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020336
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Administrator Class
Trading Symbol			MNTRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 68
Expense Ratio, Percent	[56]		0.65%
AssetsNet			$ 5,098,646,453
Holdings Count | Holding			1,057
Advisory Fees Paid, Amount	[57]		$ 14,212,753
InvestmentCompanyPortfolioTurnover			373.00%
C000020215
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Administrator Class
Trading Symbol			NVSCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 115
Expense Ratio, Percent	[58]		1.19%
Material Change Date		May 01, 2024
AssetsNet			$ 474,543,846
Holdings Count | Holding			123
Advisory Fees Paid, Amount	[59]		$ 4,175,995
InvestmentCompanyPortfolioTurnover			56.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000020239
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Administrator Class
Trading Symbol			SCVIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 103
Expense Ratio, Percent	[60]		1.05%
Material Change Date		May 01, 2024
AssetsNet			$ 545,133,023
Holdings Count | Holding			152
Advisory Fees Paid, Amount	[61]		$ 4,105,120
InvestmentCompanyPortfolioTurnover			114.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000042911
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Administrator Class
Trading Symbol			WFGDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 118
Expense Ratio, Percent	[62]		1.15%
Material Change Date		May 01, 2024
AssetsNet			$ 239,703,504
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 1,065,834
InvestmentCompanyPortfolioTurnover			86.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.
C000019961
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Administrator Class
Trading Symbol			CBLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses Paid, Amount			$ 83
Expense Ratio, Percent	[63]		0.79%
Material Change Date		May 01, 2024
AssetsNet			$ 146,651,636
Holdings Count | Holding			46
Advisory Fees Paid, Amount	[64]		$ 722,906
InvestmentCompanyPortfolioTurnover			36.00%
Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio. Effective on or about August 8, 2025, the Fund will begin investing its assets directly in a portfolio of securities. At the same meeting, the Board also approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[3]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[4]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[5]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[6]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[7]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[8]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[9]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[10]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[11]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[12]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[13]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[14]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[15]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[16]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[17]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[18]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[19]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[20]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[21]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[22]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[23]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[24]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[25]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[26]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[27]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[28]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[29]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[30]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[31]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[32]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[33]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[34]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[35]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[36]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[37]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[38]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[39]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[40]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[41]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[42]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[43]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[44]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[45]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[46]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[47]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[48]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[49]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[50]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[51]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[52]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[53]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[54]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[55]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[56]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[57]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[58]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[59]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[60]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[61]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[62]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[63]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[64]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.